Investments (Summary of Investments) (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Additional Information	Effective April 1, 2013, the Company entered into an amending agreement to purchase the remaining fifty percent interest in the investee no later than February 28, 2015, subject to the Company or the seller providing notice of purchase or sale, at an amount equal to the greater of fifty percent of revenues less operating and selling, general and administration expense of the investee for the preceding 12 month period multiplied by six or C$9,000. Certain conditions accelerated the purchase or extended the commitment beyond February 28, 2015. On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee.
Equity Method Investee [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Purchase Price For Remaining Ownership Percentage		CAD 9,000,000
Cost-method Investments [Member]
Related Party Transaction [Line Items]
Cost Method Investment Ownership Percentage	19.90%
Original cost of investment	CAD 1,035,000